Income Taxes (Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Pre-tax income (loss)	$ 138,629	$ (28,553)	$ (76,549)
Weighted-average statutory income tax rate (as a percent)	35.40%	32.80%	33.40%
Income tax expense at weighted-average statutory tax rate on pre-tax income (loss)	$ 49,030	$ (9,353)	$ (25,604)
Change in valuation allowance	(17,037)	63,880	81,360
Non-deductible expenses	11,993	6,368	15,641
Tax benefits, including Brazil and other	(14,437)	(17,377)	(45,223)
Withholding income taxes on intercompany transactions	22,379	1,557	369
Expiration and changes in tax loss carryforwards	18,291	0	7,852
Differences including exchange rate and inflation adjustment	(9,947)	(25,347)	(4,440)
Alternative taxes	(114)	2,386	3,070
Others	(517)	702	(546)
Income tax expense	$ 59,641	$ 22,816	$ 32,479